Offerings	Aug. 01, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share, reserved for issuance pursuant to the GoDaddy Inc. 2024 Omnibus Incentive Plan
Amount Registered | shares	9,232,650
Proposed Maximum Offering Price per Unit	144.17
Maximum Aggregate Offering Price	$ 1,331,071,150.50
Fee Rate	0.01476%
Amount of Registration Fee	$ 196,466.10
Offering Note	(a) This Registration Statement ("Registration Statement") covers 9,232,650 shares of Class A common stock, par value $0.001 per share, of GoDaddy Inc. ("Shares") reserved for issuance under the GoDaddy Inc. 2024 Omnibus Incentive Plan ("Omnibus Plan"). Pursuant to Rule 416(a) ("Rule 416(a)") under the Securities Act of 1933, as amended ("Securities Act"), this Registration Statement shall also cover any additional Shares that may become issuable under the Omnibus Plan by reason of any stock dividend, stock split, or other similar transaction affecting the Shares. (b) The Proposed Maximum Offering Price Per Unit ("Proposed Maximum") for the Omnibus Plan is estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act ("Rules 475(c) and 457(h)") solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for the Registrant's Shares on the New York Stock Exchange on July 26, 2024 (the "High/Low" price).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share, reserved for issuance pursuant to the GoDaddy Inc. 2024 Employee Stock Purchase Plan
Amount Registered | shares	4,300,000
Proposed Maximum Offering Price per Unit	144.17
Maximum Aggregate Offering Price	$ 619,931,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 91,501.82
Offering Note	(a) This Registration Statement covers 4,300,000 Shares reserved for issuance under the GoDaddy Inc. 2024 Employee Stock Purchase Plan (the "ESPP"). Pursuant to Rule 416(a), this Registration Statement shall also cover any additional Shares that may become issuable under the ESPP by reason of any stock dividend, stock split, or other similar transaction affecting the Shares. (b) The Proposed Maximum for the ESPP is estimated pursuant to Rule 457(c) and 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the High/Low Price.